Frontier Emerging Markets Portfolio (Prospectus Summary) | Frontier Emerging Markets Portfolio
Frontier Emerging Markets Portfolio
Objective
The Frontier Emerging Markets Portfolio seeks long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the
Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a
portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H
Shares" section on page 14 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frontier Emerging Markets Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontier Emerging Markets Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses	[1]	0.91%	0.91%	0.91%	0.91%
Total Annual Portfolio Operating Expenses	[2]	2.16%	2.41%	2.41%	2.91%
Fee Waiver and/or Expense Reimbursement	[2]	0.31%	0.31%	0.31%	0.31%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.85%	2.10%	2.10%	2.60%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.85% for Class I, 2.10% for Class P, 2.10% for Class H and 2.60% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5%
return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontier Emerging Markets Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	188	582
Class P	213	658
Class H	678	1,102
Class L	263	808

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or "turns over"
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.
These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.
Principal Investment Strategies
The Adviser seek to maximize returns by investing primarily in growth-oriented equity securities in frontier emerging markets.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser allocates the Portfolio's assets among frontier emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies operating in frontier emerging market countries. The
Portfolio may also invest in emerging market securities. The equity securities in which the Portfolio may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Portfolio may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the banking industry. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries in which the Portfolio currently may invest include Argentina, Bahrain, Bangladesh, Botswana, Bulgaria, Croatia, Ecuador,
Estonia, Georgia, Ghana, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon,
Lithuania, Mauritius, Namibia, Nigeria, Oman, Pakistan, Panama, Qatar, Romania, Saudi
Arabia, Serbia, Slovenia, Sri Lanka, Trinidad & Tobago, Tunisia, Ukraine, United
Arab Emirates and Vietnam. The countries that comprise frontier emerging markets may change from time to time. The Portfolio may invest in equity securities of companies operating in frontier emerging market countries that exist now and/or in the future.

For purposes of maintaining exposure of at least 80% of the Portfolio's assets to equity securities of companies operating in frontier emerging market countries, the
Portfolio may also invest in American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and other types of depositary receipts with respect to companies operating in frontier emerging market countries, securities of other open- and closed-end investment companies, including exchange-traded funds ("ETFs"), and derivative instruments as described herein.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income.
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, structured investments, and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the
Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

• Frontier Emerging Market Securities. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S.
issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Portfolio to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in the Portfolio must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that the Portfolio invests a significant percentage of its assets in a single frontier emerging market country, the Portfolio will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Banking Industry. Investment opportunities in many frontier emerging markets may be concentrated in the banking industry. Based on the Portfolio's investment restriction regarding concentration, the Portfolio, at all times, will be required to invest 25%
or more of its total assets in the securities of issuers in the banking industry. As a result, the Portfolio may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the banking industry of a frontier emerging market economy than on other industries of its economy. Because the Portfolio's investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Portfolio's performance.

• Investment Company Securities. Subject to the limitations set forth in the Investment
Company Act of 1940, as amended (the "1940 Act"), or as otherwise permitted by the SEC, the Portfolio may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates.
The market value of the shares of other investment companies may differ from the NAV of the Portfolio. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Portfolio would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Portfolio would continue to pay its own advisory and administration fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the
Federal Deposit Insurance Corportion or any other government agency.
Performance Information
As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.